Commitments and Contingencies - Future Minimum Annual Lease Payments (Detail) - USD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Fiscal 2019		$ 17,930
Fiscal 2019, remainder	$ 9,205
Fiscal 2020	19,482	17,779
Fiscal 2021	17,936	15,984
Fiscal 2022	16,898	14,871
Fiscal 2023	17,269	15,298
Thereafter	40,998	38,871
Total minimum lease payments	$ 121,788	$ 120,733